Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

In the year ended December 31, 2024, we did not grant any stock options, stock appreciation rights, or similar awards. We do not currently plan to grant any such awards in the future. Accordingly, we do not have a policy or practice related to the timing or the determination of the terms of grants of options or other similar awards in relation to the disclosure of material non-public information.

MNPI Disclosure Timed for Compensation Value [Flag]	false